Employee share schemes - Schedule of Number of Shares and ADS Issuable (Details) - Share value plan shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	29,780	29,780	27,975	27,975	28,244	28,244
Awards granted (in shares)	12,023	12,023	11,548	11,548	10,987	10,987
Awards exercised (in shares)	(9,384)	(9,384)	(8,599)	(8,599)	(9,538)	(9,538)
Awards cancelled (in shares)	(1,225)	(1,225)	(1,144)	(1,144)	(1,718)	(1,718)
Ending balance (in shares)	31,194	31,194	29,780	29,780	27,975	27,975
Weighted average fair value of awards (in pounds per share) | £ / shares	£ 15.17		£ 12.79		£ 13.00
American depositary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	16,225	16,225	15,429	15,429	15,529	15,529
Awards granted (in shares)	6,431	6,431	6,449	6,449	6,133	6,133
Awards exercised (in shares)	(5,199)	(5,199)	(4,856)	(4,856)	(4,919)	(4,919)
Awards cancelled (in shares)	(877)	(877)	(797)	(797)	(1,314)	(1,314)
Ending balance (in shares)	16,580	16,580	16,225	16,225	15,429	15,429
Weighted average fair value of awards (in pounds per share) | $ / shares		$ 39.49		$ 31.65		$ 30.64